Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Year ended December 31, 2022
Revenues
From external customers	$132,063	$72,152	$7,189	$5,335	$216,739
Intersegment revenues	2,166	952	864	348	4,330
Segment revenues	$134,229	$73,104	$8,053	$5,683	221,069
Intersegment elimination					(4,330)
Consolidated revenues					$216,739
Segment income before income tax	$28,505	$15,607	$1,694	$1,398	$47,204

Year ended December 31, 2023
Revenues
From external customers	$137,093	$73,005	$9,188	$3,913	$223,199
Intersegment revenues	2,626	1,014	995	406	5,041
Segment revenues	$139,719	$74,019	$10,183	$4,319	228,240
Intersegment elimination					(5,041)
Consolidated revenues					$223,199
Segment income before income tax	$28,907	$14,363	$2,141	$1,597	$47,008

Year ended December 31, 2024
Revenues
From external customers	$139,982	$75,338	$9,919	$4,729	$229,968
Intersegment revenues	2,765	884	1,107	376	5,132
Segment revenues	$142,747	$76,222	$11,026	$5,105	235,100
Intersegment elimination					(5,132)
Consolidated revenues					$229,968
Segment income before income tax	$29,771	$12,881	$2,383	$2,806	$47,841

Other Segment Information

For the year ended December 31, 2022

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits (loss) of associates and joint ventures accounted for using equity method	$(43)	$23	$315	$147	$442
Interest income	$11	$28	$8	$202	$249
Interest expenses	$151	$83	$7	$22	$263
Depreciation and amortization	$28,703	$9,714	$1,114	$739	$40,270
Reversal of impairment loss on investment properties	$—	$—	$—	$107	$107
Impairment loss on intangible assets	$9	$—	$—	$—	$9

For the year ended December 31, 2023

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits (loss) of associates and joint ventures accounted for using equity method	$(129)	$29	$283	$70	$253
Interest income	$25	$58	$36	$499	$618
Interest expenses	$185	$94	$8	$32	$319
Depreciation and amortization	$28,699	$9,721	$1,354	$737	$40,511
Impairment loss on investment properties	$—	$—	$—	$336	$336
Impairment loss on property, plant and equipment	$249	$50	$—	$—	$299

For the year ended December 31, 2024

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits (loss) of associates and joint ventures accounted for using equity method	$(303)	$55	$277	$128	$157
Interest income	$29	$56	$58	$638	$781
Interest expenses	$199	$98	$8	$34	$339
Depreciation and amortization	$28,421	$9,943	$1,422	$739	$40,525
Reversal of impairment loss on investment properties	$—	$—	$—	$139	$139

Main Products and Service Revenues

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Consumer Business
Mobile services	$51,821	$55,138	$57,067
Fixed-line services	42,766	42,574	42,872
Sales	35,172	36,816	37,231
Others	2,304	2,565	2,812
	132,063	137,093	139,982
Enterprise Business
Fixed-line services	34,537	33,967	33,757
ICT business	24,248	24,697	27,792
Mobile services	8,942	9,119	9,152
Others	4,425	5,222	4,637
	72,152	73,005	75,338
International Business
Fixed-line services	5,063	5,389	5,087
ICT business	1,506	2,841	4,016
Others	620	958	816
	7,189	9,188	9,919
Others
Sales	4,553	3,034	3,803
Others	782	879	926
	5,335	3,913	4,729
	$216,739	$223,199	$229,968

Geographic Information

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Taiwan, ROC	$209,727	$215,265	$220,398
Overseas	7,012	7,934	9,570
	$216,739	$223,199	$229,968